Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

Accounts receivable — related party, net consisted of the following:

	As of March 31,
	2025	2024
Matter Design Limited [1]	$188,563	$152,076
Less: allowance for expected credit loss	(2,030)	(1,474)
	$186,533	$150,602

Contract assets — related party, net consisted of the following:

	As of March 31,
	2025	2024
Matter Design Limited [1]	$—	$2,683
Less: allowance for expected credit loss	—	(58)
	$—	$2,625

Due to related parties consisted of the following:

	As of March 31,
	2025	2024
Mr. Hoi Lung CHAN [2]	$—	$2,215
Mr. Cheong Shing KU [3]	—	2,620
	$—	$4,835

In addition to the transactions and balances detailed elsewhere in these financial statements, the Company had the following transactions with related parties:

	For the years ended March 31,
	2025	2024	2023
Revenue from Matter Design Limited [1]	$216,347	$301,208	$234,487
Interest income from EPED Limited [4]	6,103	—	—
Interest income from Space Plus Limited [5]	6,210	—	—
Consultancy fee paid to EPED Limited [4]	135,730	—	—
Consultancy fee paid to Space Plus Limited [5]	100,089	—	—
Salary to Mr. Hoi Lung CHAN [2]	514,049	49,204	52,033
Salary to Mr. Cheong Shing KU [3]	514,052	49,204	91,822
Salary to Ms. Sze Ki CHENG [6]	196,329	2,440	—
Short-term loan to EPED Limited [4]	410,625	—	—
Short-term loan to Space Plus Limited [5]	410,625	—	—
Repayment of short-term loan from EPED Limited [4]	410,625	—	—
Repayment of Short-term loan from Space Plus Limited [5]	410,625	—	—

[1]	Matter Design Limited is controlled by Mr. Hoi Lung CHAN
[2]	Mr. Hoi Lung CHAN is the beneficial owner, chief executive officer and director of the Company.
[3]	Mr. Cheong Shing KU is the beneficial owner and director of the Company. Mr. KU also served as the director of the Company’s subsidiary, Matter Interiors Limited.
[4]	EPED Limited is controlled by Mr. Hoi Lung CHAN.
[5]	Space Plus Limited is controlled by Mr. Cheong Shing KU.
[6]	Ms. Sze Ki CHENG is the chief financial officer of the Company.